UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cadmus Capital Management, LLC

Address:  150 East 52nd Street, 27th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Roche
Title:  Chief Financial Officer
Phone:  (212) 829-1633


Signature, Place and Date of Signing:


/s/ Laura Roche             New York, New York                  May 15, 2007
--------------------        ------------------             --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total: $147,842
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                        FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2   COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                                TITLE                    VALUE     SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS    CUSIP       (X$1000)   PRN AMT    PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                  --------    -----       --------   -------    --- ----   ----------  --------  ----     ------  ----
AIRCASTLE LTD                    COM        G0129K104   14,152       400,000  SH         SOLE        NONE        400,000
ANNALY CAP MGMT INC              COM        035710409   20,743     1,340,000  SH         SOLE        NONE      1,340,000
ANWORTH MORTGAGE ASSET CP        COM        037347101    8,744       895,000  SH         SOLE        NONE        895,000
BROOKFIELD HOMES CORP            COM        112723101    5,939       185,015  SH         SOLE        NONE        185,015
BURLINGTON NORTHN SANTA FE C     COM        12189T104    4,182        52,000  SH         SOLE        NONE         52,000
CSX CORP                         COM        126408103    7,049       176,000  SH         SOLE        NONE        176,000
GENESIS LEASE LTD                ADR        37183T107   10,722       410,000  SH         SOLE        NONE        410,000
GREAT LAKES BANCORP INC NEW      COM        390914109    6,602       550,159  SH         SOLE        NONE        550,159
GOVERNMENT PPTYS TR INC          COM        38374W107   11,574     1,081,674  SH         SOLE        NONE      1,081,674
HERCULES TECH GROWTH CAP INC     COM        427096508   10,597       773,516  SH         SOLE        NONE        773,516
HERTZ GLOBAL HOLDINGS INC        COM        42805T105   14,481       611,000  SH         SOLE        NONE        611,000
MFA MTG INVTS INC                COM        55272X102    3,388       440,000  SH         SOLE        NONE        440,000
NORFOLK SOUTHERN CORP            COM        655844108    4,352        86,000  SH         SOLE        NONE         86,000
SCHOLASTIC CORP                  COM        807066105    4,665       150,000  SH         SOLE        NONE        150,000
SIRIUS SATELLITE RADIO INC       COM        82966U103    1,120       350,000  SH         SOLE        NONE        350,000
TRANSOCEAN INC                   ORD        G90078109    6,536        80,000  SH         SOLE        NONE         80,000
UNION PAC CORP                   COM        907818108    5,585        55,000  SH         SOLE        NONE         55,000
VIACOM INC NEW                  CL B        92553P201    3,083        75,000  SH         SOLE        NONE         75,000
XM SATELLITE RADIO HLDGS INC    CL A        983759101    4,328       335,000  SH         SOLE        NONE        335,000


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